Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss
13.	Accumulated other comprehensive loss

The components of accumulated other comprehensive loss was as follows (dollars in thousands):

	As of December 31,
	2011	2010
	(Successor)	(Predecessor)
Loss on foreign currency translation adjustment	$(221,423)	$(5,006)
Net unrealized gain on investments	2,655	909
Net unrealized (loss) gain on foreign currency derivative contracts	(19,933)	979
Actuarial gain (loss) relating to defined benefit plan	176	(1,360)

	$(238,525)	$(4,478)